General (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date Of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Cash and cash equivalents	$ 2,800
Restricted cash	114	$ 113
Short-term deposits	31,900
Profit loss	32,400	28,800	$ 20,500
Retained earnings accumulated deficit	$ 168,174	$ 135,707